Other Current Assets (Narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other current assets [Abstract]
Hedging instrument, recognized amount	$ 20	$ 0
Hedging instrument, collateral development	$ 15